CVC - DEBT - Credit Facility Debt (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Credit facility debt [Abstract]
Principal	$ 5,733,013,000	$ 4,693,675,000
Credit facility	$ 5,690,002,000	$ 4,643,523,000	$ 3,444,790,000
Restricted Group
Credit facility debt [Abstract]
Debt unamortized discount				$ 11,200,000
Cablevision Systems Corporation And Subsidiaries | Restricted Group
Credit facility debt [Abstract]
Credit facility				$ 2,035,332,000
Cablevision Systems Corporation And Subsidiaries | Restricted Group | Term A Loan Facility
Credit facility debt [Abstract]
Stated interest rate				2.17%
Principal				$ 886,621,000
Credit facility				$ 885,105,000
Cablevision Systems Corporation And Subsidiaries | Restricted Group | Term B Loan Facility
Credit facility debt [Abstract]
Stated interest rate				2.92%
Principal				$ 1,159,031,000
Credit facility				$ 1,150,227,000